Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net losses	$ (3,562,967)	$ (6,627,827)
Less: Net loss from discontinued operations		(2,926,423)
Net losses from continuing operations	(3,562,967)	(3,701,404)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	23,183	17,828
Loss on disposal of subsidiary	10,700
Provision for loan losses	3,483
Changes in operating assets and liabilities:
Increase in prepaid expenses	(472,125)	(57,025)
Decrease in interest receivables		20,658
(Increase) Decrease in other receivables	(6,213)	570,144
Increase in accrued liabilities	87,959
Decrease in taxes payable	(572)	(57)
Increase in interest payables	1,662,940	531,812
(Decrease) Increase in due from related parties	100,037	(825,858)
Decrease in other payables		(155,742)
Net cash used in operating activities from continuing operations	(2,153,575)	(3,599,644)
Net cash provided by operating activities from discontinued operation		940,422
Cash flows used in operating activities	(2,153,575)	(2,659,222)
Cash flows from investing activities:
Originated loans disbursement	(14,886,871)
Settlement of loans receivable	14,538,552	729,708
Redemption of short-term investment	454,330	258,740
Equipment purchased	(16,303)	(53,797)
Net cash provided by investing activities from continuing operation	89,708	934,651
Net cash provided by investing activities from discontinued operation
Cash flow provided by investing activities	89,708	934,651
Cash flows from financing activities:
Proceeds from issuance of shares		31,040
Redemption of shares	(500)
Proceeds from loan payable - third parties	3,542,258	1,600,069
Proceeds from loan payable - related parties	12,372,914	2,715,967
Repayment of loan payable - third parties	(2,825,931)	(1,626,199)
Repayment of loan payable - related parties	(10,788,817)	(1,080,546)
Net cash provided by financing activities from continuing operations	2,299,924	1,640,331
Net cash provided by financing activities from discontinued operations
Cash flows provide by financing activities	2,299,924	1,640,331
Effect of exchange rate changes on cash	(460,481)	68,693
Net change in cash and cash equivalents	(224,424)	(15,547)
Cash and cash equivalents, beginning balance	725,774	741,321
Cash and cash equivalents, ending balance	501,350	725,774
Less: Cash and cash equivalents from discontinued operations
Cash and cash equivalents from continuing operations	501,350	725,774
Supplemental disclosure of cash flow information
Cash paid for interest	1,661,635	1,482,414
Cash paid for income taxes